Equity (Summary of Classes of Share Capital - Common Shares) (Details) - CAD ($) shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of classes of share capital [table]
Balance at beginning of period	$ 112,071
Balance at end of period	$ 112,435
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [table]
Balance at beginning of period (shares)	1,791.4	1,821.7
Balance at beginning of period	$ 25,434	$ 24,363
Proceeds from shares issued on exercise of stock options, Number of shares	0.6	0.4
Proceeds from shares issued on exercise of stock options, Amount	$ 42	$ 26
Shares issued as a result of dividend reinvestment plan, Number of shares	1.7	7.9
Shares issued as a result of dividend reinvestment plan	$ 137	$ 705
Purchase of shares for cancellation and other, Number of Shares	(20.9)	0.0
Purchase of shares for cancellation and other, Amount	$ (295)	$ 0
Balance at end of period (shares)	1,772.8	1,830.0
Balance at end of period	$ 25,318	$ 25,094